COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Potential liability related to sales or other similar taxes	$ 1,348,904	$ 1,348,904	$ 1,348,904